Average Annual Total Returns (Global X MSCI Pakistan ETF (Prospectus Summary), Global X MSCI Pakistan ETF Series, MSCI All Pakistan Select 25/50 Index)	0 Months Ended
Apr. 20, 2015
Global X MSCI Pakistan ETF (Prospectus Summary) | Global X MSCI Pakistan ETF Series | MSCI All Pakistan Select 25/50 Index
Average Annual Return:
Label	MSCI All Pakistan Select 25/50 Index